Provision for expected credit losses (Tables)	12 Months Ended
Sep. 30, 2024
Provision for expected credit losses
Provisions for ECL on loans and credit commitments by stage

	2024				2023
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Consolidated
Provision for ECL on loans
Housing	162	879	639	1,680	152	1,036	513	1,701
Personal	61	207	99	367	64	198	98	360
Business	405	1,163	953	2,521	355	1,231	786	2,372
Total loans ECL provision (Note 9)	628	2,249	1,691	4,568	571	2,465	1,397	4,433
Provision for ECL on credit commitments
Housing	7	18	-	25	6	16	-	22
Personal	16	27	-	43	18	27	-	45
Business	110	300	38	448	111	300	19	430
Total credit commitments ECL provision (Note 25)	133	345	38	516	135	343	19	497
Total provision for ECL on loans and credit commitments	761	2,594	1,729	5,084	706	2,808	1,416	4,930
Presented as provision for ECL on:
Individually assessed provisions	-	-	536	536	-	-	351	351
Collectively assessed provisions	761	2,594	1,193	4,548	706	2,808	1,065	4,579
Total provision for ECL on loans and credit commitments	761	2,594	1,729	5,084	706	2,808	1,416	4,930
Gross loans	639,900	161,121	10,314	811,335	605,761	163,583	8,343	777,687
Credit commitments	181,275	30,395	441	212,111	177,971	27,814	366	206,151
Gross loans and credit commitments	821,175	191,516	10,755	1,023,446	783,732	191,397	8,709	983,838
Coverage ratio on loans (%)	0.10	1.40	16.40	0.56	0.09	1.51	16.74	0.57
Coverage ratio on loans and credit commitments (%)	0.09	1.35	16.08	0.50	0.09	1.47	16.26	0.50

Note 10. Provision for expected credit losses (Continued)

	2024				2023
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Parent Entity
Provision for ECL on loans
Housing	136	743	575	1,454	117	907	446	1,470
Personal	54	184	92	330	55	172	90	317
Business	348	968	838	2,154	306	1,026	694	2,026
Total loans ECL provision (Note 9)	538	1,895	1,505	3,938	478	2,105	1,230	3,813
Provision for ECL on credit commitments
Housing	6	14	-	20	4	13	-	17
Personal	12	17	-	29	13	19	-	32
Business	105	283	27	415	105	282	18	405
Total credit commitments ECL provision (Note 25)	123	314	27	464	122	314	18	454
Total provision for ECL on loans and credit commitments	661	2,209	1,532	4,402	600	2,419	1,248	4,267
Presented as provision for ECL on:
Individually assessed provisions	-	-	437	437	-	-	301	301
Collectively assessed provisions	661	2,209	1,095	3,965	600	2,419	947	3,966
Total provision for ECL on loans and credit commitments	661	2,209	1,532	4,402	600	2,419	1,248	4,267
Gross loans	564,844	139,828	9,309	713,981	533,446	140,873	7,515	681,834
Credit commitments	160,418	27,033	411	187,862	156,080	24,390	343	180,813
Gross loans and credit commitments	725,262	166,861	9,720	901,843	689,526	165,263	7,858	862,647
Coverage ratio on loans (%)	0.10	1.36	16.17	0.55	0.09	1.49	16.37	0.56
Coverage ratio on loans and credit commitments (%)	0.09	1.32	15.76	0.49	0.09	1.46	15.88	0.49

Movement in provisions for ECL on loans and credit commitments

	Consolidated				Parent Entity
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2022	885	2,341	1,399	4,625	777	2,063	1,240	4,080
Transfers to Stage 1[a]	1,252	(1,119)	(133)	-	1,115	(990)	(125)	-
Transfers to Stage 2[a]	(588)	1,069	(481)	-	(503)	941	(438)	-
Transfers to Stage 3[a]	(7)	(489)	496	-	(6)	(443)	449	-
Business activity during the year[a]	226	(243)	(141)	(158)	191	(223)	(130)	(162)
Net remeasurement of provision for ECL[a]	(1,066)	1,238	824	996	(975)	1,071	767	863
Write-offs	-	-	(601)	(601)	-	-	(554)	(554)
Exchange rate and other adjustments	4	11	53	68	1	-	39	40
Balance as at 30 September 2023	706	2,808	1,416	4,930	600	2,419	1,248	4,267
Transfers to Stage 1	1,222	(1,165)	(57)	-	1,088	(1,036)	(52)	-
Transfers to Stage 2	(315)	822	(507)	-	(274)	724	(450)	-
Transfers to Stage 3	(3)	(608)	611	-	(3)	(527)	530	-
Business activity during the year	303	(328)	(293)	(318)	267	(308)	(243)	(284)
Net remeasurement of provision for ECL	(1,149)	1,070	1,123	1,044	(1,016)	937	1,016	937
Write-offs	-	-	(620)	(620)	-	-	(573)	(573)
Exchange rate and other adjustments	(3)	(5)	56	48	(1)	-	56	55
Balance as at 30 September 2024	761	2,594	1,729	5,084	661	2,209	1,532	4,402

a.

The attribution of amounts disclosed in the movement schedule has been revised to better reflect the nature of the changes in the provision for ECL. Comparatives have been revised to align with current period presentation.

Note 10. Provision for expected credit losses (Continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Housing
Balance as at 30 September 2022	143	1,095	415	1,653	106	1,016	369	1,491
Transfers to Stage 1[a]	316	(311)	(5)	-	295	(292)	(3)	-
Transfers to Stage 2[a]	(60)	316	(256)	-	(55)	290	(235)	-
Transfers to Stage 3[a]	-	(131)	131	-	-	(125)	125	-
Business activity during the year[a]	41	(98)	(106)	(163)	40	(97)	(99)	(156)
Net remeasurement of provision for ECL[a]	(284)	176	364	256	(265)	128	316	179
Write-offs	-	-	(50)	(50)	-	-	(43)	(43)
Exchange rate and other adjustments	2	5	20	27	-	-	16	16
Balance as at 30 September 2023	158	1,052	513	1,723	121	920	446	1,487
Transfers to Stage 1	351	(345)	(6)	-	311	(307)	(4)	-
Transfers to Stage 2	(41)	310	(269)	-	(36)	276	(240)	-
Transfers to Stage 3	-	(196)	196	-	-	(183)	183	-
Business activity during the year	59	(131)	(158)	(230)	55	(123)	(143)	(211)
Net remeasurement of provision for ECL	(357)	209	396	248	(309)	174	357	222
Write-offs	-	-	(57)	(57)	-	-	(46)	(46)
Exchange rate and other adjustments	(1)	(2)	24	21	-	-	22	22
Balance as at 30 September 2024	169	897	639	1,705	142	757	575	1,474

Personal
Balance as at 30 September 2022	99	250	123	472	85	218	112	415
Transfers to Stage 1[a]	359	(356)	(3)	-	323	(322)	(1)	-
Transfers to Stage 2[a]	(59)	126	(67)	-	(54)	114	(60)	-
Transfers to Stage 3[a]	-	(132)	132	-	-	(123)	123	-
Business activity during the year[a]	28	(15)	-	13	26	(13)	-	13
Net remeasurement of provision for ECL[a]	(346)	350	256	260	(312)	317	244	249
Write-offs	-	-	(358)	(358)	-	-	(341)	(341)
Exchange rate and other adjustments	1	2	15	18	-	-	13	13
Balance as at 30 September 2023	82	225	98	405	68	191	90	349
Transfers to Stage 1	358	(356)	(2)	-	325	(324)	(1)	-
Transfers to Stage 2	(59)	106	(47)	-	(56)	98	(42)	-
Transfers to Stage 3	-	(136)	136	-	-	(128)	128	-
Business activity during the year	36	(9)	-	27	34	(8)	-	26
Net remeasurement of provision for ECL	(340)	405	295	360	(305)	372	283	350
Write-offs	-	-	(394)	(394)	-	-	(378)	(378)
Exchange rate and other adjustments	-	(1)	13	12	-	-	12	12
Balance as at 30 September 2024	77	234	99	410	66	201	92	359

a.

The attribution of amounts disclosed in the movement schedule has been revised to better reflect the nature of the changes in the provision for ECL. Comparatives have been revised to align with current period presentation.

Note 10. Provision for expected credit losses (Continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		Performing		Performing		Performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business
Balance as at 30 September 2022	643	996	861	2,500	586	829	759	2,174
Transfers to Stage 1[a]	577	(452)	(125)	-	497	(376)	(121)	-
Transfers to Stage 2[a]	(469)	627	(158)	-	(394)	537	(143)	-
Transfers to Stage 3[a]	(7)	(226)	233	-	(6)	(195)	201	-
Business activity during the year[a]	157	(130)	(35)	(8)	125	(113)	(31)	(19)
Net remeasurement of provision for ECL[a]	(436)	712	204	480	(398)	626	207	435
Write-offs	-	-	(193)	(193)	-	-	(170)	(170)
Exchange rate and other adjustments	1	4	18	23	1	-	10	11
Balance as at 30 September 2023	466	1,531	805	2,802	411	1,308	712	2,431
Transfers to Stage 1	513	(464)	(49)	-	452	(405)	(47)	-
Transfers to Stage 2	(215)	406	(191)	-	(182)	350	(168)	-
Transfers to Stage 3	(3)	(276)	279	-	(3)	(216)	219	-
Business activity during the year	208	(188)	(135)	(115)	178	(177)	(100)	(99)
Net remeasurement of provision for ECL	(452)	456	432	436	(402)	391	376	365
Write-offs	-	-	(169)	(169)	-	-	(149)	(149)
Exchange rate and other adjustments	(2)	(2)	19	15	(1)	-	22	21
Balance as at 30 September 2024	515	1,463	991	2,969	453	1,251	865	2,569

a.

The attribution of amounts disclosed in the movement schedule has been revised to better reflect the nature of the changes in the provision for ECL. Comparatives have been revised to align with current period presentation.

Reconciliation of impairment charges

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Loans and credit commitments:
Business activity during the year[a]	(318)	(158)	(284)	(162)
Net remeasurement of the provision for ECL[a]	1,044	996	937	863
Impairment charges for debt securities at amortised cost	-	-	1	-
Impairment charges for debt securities at FVOCI	1	1	1	1
Impairment on due from subsidiaries	-	-	4	(7)
Recoveries	(190)	(191)	(184)	(184)
Impairment charges/(benefits) (Note 6)	537	648	475	511

a.

The attribution of amounts disclosed in the movement schedule has been revised to better reflect the nature of the changes in the provision for ECL. Comparatives have been revised to align with current period presentation.

Schedule of write-offs net of recoveries to average loans

	Consolidated
%	2024	2023
Write-offs net of recoveries to average loans
Housing	0.01	0.01
Personal	2.21	1.78
Business	0.05	0.07
Total write-offs net of recoveries to average loans	0.05	0.05

Schedule of impact of overlays on the provision for ECL

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Modelled provision for ECL on loans and credit commitments	4,905	4,498	4,205	3,880
Overlays	179	432	197	387
Total provision for ECL on loans and credit commitments	5,084	4,930	4,402	4,267

Summary of key macroeconomic assumptions for base case scenario

Key economic assumptions for base case scenario	30 September 2024	30 September 2023
Annual GDP: Australia	Forecast growth of 1.5% for calendar year 2024 and 2.4% for calendar year 2025	Forecast growth of 1.2% for calendar year 2023 and 1.6% for calendar year 2024
New Zealand	Forecast growth of 0.1% for calendar year 2024 and 2.0% for calendar year 2025	Forecast growth of 0.8% for calendar year 2023 and 0.2% for calendar year 2024
Commercial property index, Australia	Forecast price contraction of 11.5% for calendar year 2024 and growth of 1.3% for calendar year 2025	Forecast price contraction of 15.0% for calendar year 2023 and 0.5% for calendar year 2024
Residential property prices: Australia	Forecast price growth of 5.7% for calendar year 2024 and 4.0% for calendar year 2025	Forecast price growth of 5.8% for calendar year 2023 and 4.0% for calendar year 2024
New Zealand	Forecast price growth of 0.7% for calendar year 2024 and 6.4% for calendar year 2025	Forecast price contraction of 1.0% for calendar year 2023 and growth of 7.7% for calendar year 2024
Cash rate, Australia	Forecast cash rate of 4.35% at December 2024 and 3.35% at December 2025	Forecast cash rate of 4.1% at December 2023 and 3.6% at December 2024
Unemployment rate: Australia	Forecast rate of 4.3% at December 2024 and 4.6% at December 2025	Forecast rate of 3.9% at December 2023 and 4.7% at December 2024
New Zealand	Forecast rate of 5.3% at December 2024 and 5.6% at December 2025	Forecast rate of 4.3% at December 2023 and 5.2% at December 2024

Summary of the the probability weighted scenarios

The following sensitivity table shows the reported provision for ECL on loans and credit commitments based on the probability weighted scenarios and what the provision for ECL on loans and credit commitments would be assuming a 100% weighting to the base case scenario and to the downside scenario (with all other assumptions held constant).

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Reported probability-weighted ECL	5,084	4,930	4,402	4,267
100% base case ECL	3,559	3,409	3,089	2,927
100% downside ECL	7,195	6,849	6,221	5,957

Summary of macroeconomic scenario weightings

The following table discloses the economic weights applied by Westpac and the Parent Entity. In 2024, the downside scenario weight was reduced by 2.5% and base case weight increased by the same value, reflecting a modest reduction in broader macroeconomic uncertainty:

Scenario weightings (%)	2024	2023
Upside	5.0	5.0
Base	52.5	50.0
Downside	42.5	45.0